Interim consolidated statement of comprehensive income/(loss) - unaudited - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Interim consolidated statement of comprehensive income/(loss) - unaudited
(Loss)/profit for the period	£ (27,745)	£ 20,374	£ (26,416)	£ (5,383)
Items that may be reclassified to profit or loss
Movement on hedges	(5,514)	3,897	(3,403)	(5,369)
Income tax credit/(expense) relating to movements on hedges	1,389	(975)	861	1,342
Other comprehensive (loss)/income for the period, net of income tax	(4,125)	2,922	(2,542)	(4,027)
Total comprehensive (loss)/income for the period	£ (31,870)	£ 23,296	£ (28,958)	£ (9,410)